IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Schedule of Total Credit Risk Exposures
Total credit exposures at default by industry sector, as at October 31, 2021 and 2020, based on the Basel III classifications, are as follows:

(Canadian $ in millions)	Drawn (3)		Commitments (undrawn) (3)		OTC derivatives (4)		Other off-balance sheet items (3)		Repo-style transactions (4) (5)		Total (1)
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Financial institutions	187,011	142,254	26,933	24,302	16,331	19,611	6,808	6,520	28,968	22,866	266,051	215,553
Governments	67,207	78,506	1,606	1,579	4,011	4,892	400	590	3,226	2,624	76,450	88,191
Manufacturing	27,002	27,789	16,470	16,696	1,649	1,741	1,784	1,714	–	–	46,905	47,940
Real estate	43,524	40,202	9,830	9,735	1,032	1,383	1,189	973	–	–	55,575	52,293
Retail trade	16,270	19,835	4,646	4,809	289	487	592	604	–	–	21,797	25,735
Service industries	44,367	47,468	16,126	15,443	1,238	2,033	2,998	3,116	–	–	64,729	68,060
Wholesale trade	14,372	15,295	5,199	5,455	282	423	694	600	–	–	20,547	21,773
Oil and gas	6,075	9,659	5,468	7,212	10,281	4,753	1,377	1,792	–	–	23,201	23,416
Individual	224,348	206,370	55,655	52,829	–	–	84	90	–	–	280,087	259,289
Utilities	7,412	8,869	10,864	11,779	1,273	2,259	2,950	2,805	–	–	22,499	25,712
Others (2)	37,071	36,446	17,177	14,900	1,588	1,001	4,732	5,295	–	–	60,568	57,642
Total exposure at default (6)	674,659	632,693	169,974	164,739	37,974	38,583	23,608	24,099	32,194	25,490	938,409	885,604

(1)	Credit exposure excluding equity, securitization and other assets, such as non-significant investments, goodwill, deferred tax asset and intangibles.
(2)	Includes industries having a total exposure of less than 2%.
(3)	Represents gross credit exposures without accounting for any collateral.
(4)	Credit exposure at default is inclusive of collateral.
(5)	Impact of collateral on the credit exposure for repo-style transactions is $208,635 million ($205,212 million in 2020).
(6)	Excludes exposures arising from derivative and repo-style transactions that are cleared through CCPs totalling $18,440 million ($16,901 million in 2020).
Prior-period amounts for certain sectors have been adjusted to align with the current year’s presentation, which better classifies the realigned sectors.

Summary of Loan Maturities and Interest Rate Sensitivity
The following table presents gross loans and acceptances by contractual maturity and by country of ultimate risk:

(Canadian $ in millions)	1 year or less		Over 1 year to 5 years		Over 5 years		Total
	2021	2020	2021	2020	2021	2020	2021	2020
Canada
Consumer	45,592	52,346	146,158	122,938	7,836	7,381	199,586	182,665
Commercial and corporate (excluding real estate)	59,141	71,350	25,786	16,724	1,508	723	86,435	88,797
Commercial real estate	11,101	7,397	15,050	10,142	1,571	1,275	27,722	18,814
United States	54,896	45,575	72,585	88,143	26,170	28,171	153,651	161,889
Other countries	5,449	10,846	1,762	999	242	206	7,453	12,051
Total	176,179	187,514	261,341	238,946	37,327	37,756	474,847	464,216

Summary of Net Loans and Acceptances by Interest Rate Sensitivity
The following table presents net loans and acceptances by interest rate sensitivity:

(Canadian $ in millions)	2021	2020
Fixed rate	234,697	237,596
Floating rate	223,565	209,824
Non-interest sensitive (1)	14,021	13,493
Total	472,283	460,913

(1)	Non-interest sensitive comprises customers’ liability under acceptances.

Summary Total Trading Value at Risk (VaR) Summary

As at or for the year ended October 31 (pre-tax Canadian $ equivalent in millions)	2021				2020
	Year-end	Average	High	Low	Year-end	Average	High	Low
Commodity VaR	1.8	2.7	6.2	1.1	5.5	2.5	5.8	0.6
Equity VaR	10.8	14.9	24.9	10.0	16.4	16.0	37.2	4.2
Foreign exchange VaR	0.5	2.2	6.4	0.5	4.2	3.4	6.8	0.8
Interest rate VaR (4)	15.2	27.1	52.5	9.8	40.7	23.1	42.0	5.4
Debt-specific risk	3.0	3.3	5.4	1.9	3.9	3.8	7.6	1.6
Diversification	(12.8)	(19.7)	nm	nm	(25.5)	(20.3)	nm	nm
Total Trading VaR	18.5	30.5	53.5	15.3	45.2	28.5	53.4	8.1
Total Trading SVaR	55.8	45.7	65.4	36.3	45.2	50.8	87.1	29.2

(1)	One-day measure using a 99% confidence interval. Gains are presented in brackets and losses are presented as positive numbers.
(2)	Stressed VaR is produced weekly.
(3)
In
Q1-2020,
a new measurement approach was introduced for VaR and SVaR, which separated the previously reported credit VaR into interest rate VaR for general credit spread risk and for debt-specific risk. Total Trading VaR and SVaR no longer reflect diversification benefits from debt-specific risk.

(4)	Interest rate VaR includes general credit spread risk.
nm	– not meaningful

Structural Interest Rate Sensitivity
S
tructural Interest Rate Sensitivity
(1)

	Economic value sensitivity				Earnings sensitivity over the next 12 months
(Pre-tax Canadian $ equivalent in millions)	October 31, 2021		October 31, 2020		October 31, 2021		October 31, 2020
	Canada (3) (4)	United States	Total (4)	Total (4)	Canada (3) (4)	United States	Total (4)	Total (4)
100 basis point increase	(894.0)	(565.1)	(1,459.1)	(1,085.1)	51.9	331.8	383.7	285.8
25 or 100 basis point decrease (2)	202.0	62.9	264.9	100.0	(59.2)	(82.4)	(141.6)	(98.2)

(1)	Losses are presented in brackets and gains are presented as positive numbers.
(2)	Due to the low interest rate environment, starting April 30, 2020, economic value sensitivity and earnings sensitivity to declining interest rates are measured using a 25 basis point decline.
(3)	Includes Canadian dollar and other currencies.
(4)	Measures reflect revised modelling assumptions effective January 31, 2021. Prior periods have been updated to reflect the revised approach and to conform with the current year’s presentation.

Summary of Remaining Contractual Maturity

										2021
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments
Assets
Cash and cash equivalents	91,736	–	–	–	–	–	–	–	1,525	93,261
Interest bearing deposits with banks	3,529	1,440	1,172	1,753	409	–	–	–	–	8,303
Securities	5,286	4,742	5,116	3,383	2,692	17,512	43,571	90,225	60,322	232,849
Securities borrowed or purchased under resale agreements	70,080	22,873	11,362	1,602	766	699	–	–	–	107,382
Loans (1)
Residential mortgages	458	1,081	2,109	4,373	4,879	22,170	91,146	9,396	138	135,750
Consumer instalment and other personal	215	419	639	1,166	1,110	5,732	31,613	13,518	22,752	77,164
Credit cards	–	–	–	–	–	–	–	–	8,103	8,103
Business and government	12,082	7,667	7,697	10,496	10,213	29,303	81,377	14,413	66,561	239,809
Allowance for credit losses	–	–	–	–	–	–	–	–	(2,564)	(2,564)
Total loans, net of allowance	12,755	9,167	10,445	16,035	16,202	57,205	204,136	37,327	94,990	458,262
Other Assets
Derivative instruments	2,752	4,924	2,187	1,809	1,634	7,525	8,787	7,095	–	36,713
Customers’ liability under acceptances	11,574	2,428	19	–	–	–	–	–	–	14,021
Other	2,002	461	140	4	3	5	1	5,097	29,671	37,384
Total other assets	16,328	7,813	2,346	1,813	1,637	7,530	8,788	12,192	29,671	88,118
Total Assets	199,714	46,035	30,441	24,586	21,706	82,946	256,495	139,744	186,508	988,175

										2021
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (2)(3)
Banks	9,047	4,581	4,193	746	389	–	–	26	7,629	26,611
Business and government	16,894	26,861	29,665	21,345	16,213	24,249	35,707	17,113	254,201	442,248
Individuals	3,944	6,399	8,630	6,766	7,697	9,529	10,022	2,786	160,999	216,772
Total deposits	29,885	37,841	42,488	28,857	24,299	33,778	45,729	19,925	422,829	685,631
Other liabilities
Derivative instruments	2,771	3,651	2,379	1,508	1,444	5,723	7,140	6,199	–	30,815
Acceptances	11,574	2,428	19	–	–	–	–	–	–	14,021
Securities sold but not yet purchased (4)	32,073	–	–	–	–	–	–	–	–	32,073
Securities lent or sold under repurchase agreements (4)	73,190	17,199	3,994	3,103	70	–	–	–	–	97,556
Securitization and structured entities’ liabilities	21	1,737	1,527	648	486	7,240	9,791	4,036	–	25,486
Other	10,121	1,632	116	109	162	944	1,277	3,509	20,307	38,177
Total other liabilities	129,750	26,647	8,035	5,368	2,162	13,907	18,208	13,744	20,307	238,128
Subordinated debt	–	–	–	–	–	–	25	6,868	–	6,893
Total Equity	–	–	–	–	–	–	–	–	57,523	57,523
Total Liabilities and Equity	159,635	64,488	50,523	34,225	26,461	47,685	63,962	40,537	500,659	988,175

(1)	Loans receivable on demand have been included under no maturity.
(2)	Deposits payable on demand and payable after notice have been included under no maturity.
(3)
Deposits totalling $20,991 million as at October 31, 2021 have a fixed maturity date; however, they can be redeemed early (either fully or partially) by customers without penalty. These are classified as payable on a fixed date due to their stated contractual maturity date. BMO does not expect a significant amount to be redeemed before maturity.

(4)	Presented based on their earliest maturity date.

										2021
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	1,674	4,935	8,374	13,308	14,498	33,749	99,639	4,571	–	180,748
Letters of credit (2)	1,196	4,083	4,358	3,815	4,806	1,980	3,304	104	–	23,646
Backstop liquidity facilities	189	137	293	1,073	1,578	2,709	6,088	828	–	12,895
Leases	–	–	–	–	1	3	22	222	–	248
Securities lending	3,909	–	–	–	–	–	–	–	–	3,909
Purchase obligations	16	38	47	44	60	139	217	41	–	602

(1)
Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at BMO’s discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(2)	Letters of credit can be drawn down at any time. These are classified based on their stated contractual maturity date.

										2020
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments
Assets
Cash and cash equivalents	56,434	–	–	–	–	–	–	–	974	57,408
Interest bearing deposits with banks	3,901	1,673	1,266	1,204	991	–	–	–	–	9,035
Securities	4,838	5,804	7,817	6,263	4,678	15,730	54,846	85,949	48,335	234,260
Securities borrowed or purchased under resale agreements	79,354	17,030	12,111	2,172	708	503	–	–	–	111,878
Loans (1)
Residential mortgages	984	2,082	3,500	5,957	5,168	18,929	79,503	10,726	175	127,024
Consumer instalment and other personal	646	511	963	1,107	1,014	4,642	25,538	12,211	23,516	70,148
Credit cards	–	–	–	–	–	–	–	–	7,889	7,889
Business and government	13,708	10,000	9,083	15,951	9,465	34,171	76,163	14,819	62,302	245,662
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,303)	(3,303)
Total loans, net of allowance	15,338	12,593	13,546	23,015	15,647	57,742	181,204	37,756	90,579	447,420
Other Assets
Derivative instruments	3,400	5,472	2,111	1,140	915	4,369	9,393	10,015	–	36,815
Customers’ liability under acceptances	9,609	3,633	251	–	–	–	–	–	–	13,493
Other	1,873	580	188	20	13	16	4	4,530	31,728	38,952
Total other assets	14,882	9,685	2,550	1,160	928	4,385	9,397	14,545	31,728	89,260
Total Assets	174,747	46,785	37,290	33,814	22,952	78,360	245,447	138,250	171,616	949,261

										2020
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (2)(3)
Banks	13,499	3,982	13,106	455	463	7	–	28	7,285	38,825
Business and government	24,056	21,813	33,713	13,862	17,567	20,070	45,287	11,129	213,182	400,679
Individuals	4,295	11,509	13,019	11,086	10,192	7,778	12,709	2,007	146,935	219,530
Total deposits	41,850	37,304	59,838	25,403	28,222	27,855	57,996	13,164	367,402	659,034
Other liabilities
Derivative instruments	1,374	4,499	1,684	1,171	1,088	3,911	8,588	8,060	–	30,375
Acceptances	9,609	3,633	251	–	–	–	–	–	–	13,493
Securities sold but not yet purchased (4)	29,376	–	–	–	–	–	–	–	–	29,376
Securities lent or sold under repurchase agreements (4)	69,142	10,747	7,439	878	–	452	–	–	–	88,658
Securitization and structured entities’ liabilities	30	1,656	334	2,810	1,169	4,946	12,577	3,367	–	26,889
Other	10,301	804	102	109	181	798	1,326	3,706	19,100	36,427
Total other liabilities	119,832	21,339	9,810	4,968	2,438	10,107	22,491	15,133	19,100	225,218
Subordinated debt	–	–	–	–	–	–	–	8,416	–	8,416
Total Equity	–	–	–	–	–	–	–	–	56,593	56,593
Total Liabilities and Equity	161,682	58,643	69,648	30,371	30,660	37,962	80,487	36,713	443,095	949,261

(1)	Loans receivable on demand have been included under no maturity
(2)	Deposits payable on demand and payable after notice have been included under no maturity.
(3)
Deposits totalling $27,353 million as at October 31, 2020 have a fixed maturity date; however, they can be redeemed early (either fully or partially) by customers without penalty. These are classified as payable on a fixed date due to their stated contractual maturity date. BMO does not expect a significant amount to be redeemed before maturity.

(4)	Presented based on their earliest maturity date.
Certain comparative figures have been reclassified to conform with the current year’s presentation.

										2020
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	1,859	5,662	11,251	12,499	14,681	33,239	101,078	3,654	–	183,923
Letters of credit (2)	1,019	3,793	4,355	3,708	4,861	2,481	3,849	112	–	24,178
Backstop liquidity facilities	–	–	–	–	–	–	5,601	–	–	5,601
Leases	–	–	3	3	3	38	158	786	–	991
Securities lending	4,349	–	–	–	–	–	–	–	–	4,349
Purchase obligations	14	27	38	38	56	162	179	62	–	576

(1)
Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at BMO’s discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(2)	Letters of credit can be drawn down at any time. These are classified based on their stated contractual maturity date.
Certain comparative figures have been reclassified to conform with the current year’s presentation.